Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 2,062,844		¥ 473,704	¥ 125,651
Fair value of newly written quality assurance obligation	5,313,489		3,318,432	634,899
Release of quality assurance payable upon repayment	(4,049,457)		(2,506,141)	(386,304)
Contingent liability	3,380,930		2,527,209	293,269
Payouts during the year	(7,889,277)		(4,812,797)	(1,122,039)
Recoveries during the year	5,000,850		3,062,437	928,228
Ending balance	¥ 3,819,379	$ 555,506	¥ 2,062,844	¥ 473,704